Equity Focus ETF Average Annual Total Returns	12 Months Ended	17 Months Ended	27 Months Ended	44 Months Ended	60 Months Ended	67 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	23.36%	25.24%	16.20%	14.42%	17.78%	14.82%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	12.10%				14.57%		15.09%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.92%				13.73%		13.27%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.30%				11.45%		11.89%